REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2015
REGULATORY MATTERS [Abstract]
Actual capital amounts and ratios

Our actual capital amounts and ratios at December 31 follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2015
Total capital to risk-weighted assets
Consolidated	$278,170	16.65%	$133,668	8.00%	NA	NA
Independent Bank	261,894	15.69	133,514	8.00	$166,893	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$257,050	15.38%	$100,251	6.00%	NA	NA
Independent Bank	240,867	14.43	100,136	6.00	$133,514	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$239,271	14.32%	$75,188	4.50%	NA	NA
Independent Bank	240,867	14.43	75,102	4.50	$108,480	6.50%

Tier 1 capital to average assets
Consolidated	$257,050	10.91%	$94,217	4.00%	NA	NA
Independent Bank	240,867	10.23	94,145	4.00	$117,682	5.00%

2014
Total capital to risk-weighted assets
Consolidated	$265,163	18.06%	$117,427	8.00%	NA	NA
Independent Bank	247,883	16.90	117,374	8.00	$146,718	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$246,628	16.80%	$58,714	4.00%	NA	NA
Independent Bank	229,361	15.63	58,687	4.00	$88,031	6.00%

Tier 1 capital to average assets
Consolidated	$246,628	11.18%	$88,206	4.00%	NA	NA
Independent Bank	229,361	10.46	87,687	4.00	$109,609	5.00%

NA — Not applicable

Components of regulatory capital

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2015	2014	2015	2014
	(In thousands)
Total shareholders’ equity	$251,092	$250,371	$259,947	$257,832
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	238	5,636	238	5,636
Intangible assets	(912)	(2,627)	(912)	(2,627)
Disallowed deferred tax assets	(11,147)	(40,500)	(18,406)	(30,728)
Disallowed capitalized mortgage loan servicing rights	—	(752)	—	(752)
Common equity tier 1 capital	239,271	212,128	240,867	229,361
Qualifying trust preferred securities	34,500	34,500	—	—
Disallowed deferred tax assets	(16,721)	—	—	—
Tier 1 capital	257,050	246,628	240,867	229,361
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	21,120	18,535	21,027	18,522
Total risk-based capital	$278,170	$265,163	$261,894	$247,883